UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


         Report for the Calendar Year or Quarter Ended: March 31, 2012


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_|  is a restatement
                                   |_|  adds new holding entries.


Institutional Manager Filing this Report:

Name:     Everest Capital LLC

Address:  Everest Capital LLC
          2601 South Bayshore Drive
          Suite 1700
          Miami, FL 33133

13F File Number: 028-13995


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Malcolm Stott
Title:  Chief Operating Officer
Phone:  (305) 666-1700


Signature, Place and Date of Signing:


/s/ Malcolm Stott                   Miami, Florida               May 15, 2012
----------------------            ------------------           -----------------
     [Signature]                    [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:   $1,232,583
                                          (thousands)


List of Other Included Managers:

     Form 13F File Number            Name
     --------------------            ----
     None.

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN 2         COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
--------------               ---------------    ---------  --------  ------------------- ----------  -------- ----------------------
                                                             VALUE    SHS OR    SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRETION    MGRS     SOLE    SHARED  NONE
--------------               ---------------    ---------  --------  --------- ---- ---- ----------  -------- --------  ------  ----
AMERICA MOVIL SAB DE CV       SPON ADR L SHS    02364W105    2,703     108,880  SH          SOLE      NONE     108,880
APOLLO GLOBAL MGMT LLC        CL A SHS          037612306      316      22,100  SH          SOLE      NONE      22,100
APPLE INC                     COM               037833100    7,794      13,000  SH          SOLE      NONE      13,000
ASCENA RETAIL GROUP INC       COM               04351G101   10,965     247,400  SH          SOLE      NONE     247,400
BAIDU INC                     SPON ADR REP A    056752108   44,951     308,370  SH          SOLE      NONE     308,370
BANCO BRADESCO S A            SP ADR PFD NEW    059460303   16,270     929,700  SH          SOLE      NONE     929,700
BANCO SANTANDER BRASIL S A    ADS REP 1 UNIT    05967A107    3,315     361,480  SH          SOLE      NONE     361,480
BANCOLOMBIA S A               SPON ADR PREF     05968L102    4,238      65,550  SH          SOLE      NONE      65,550
BANK OF AMERICA CORPORATION   COM               060505104   14,956   1,562,800  SH          SOLE      NONE   1,562,800
BARCLAYS BK PLC               IPTH S&P VIX NEW  06740C261    2,006     119,560  SH          SOLE      NONE     119,560
BLACKSTONE GROUP L P          COM UNIT LTD      09253U108    1,105      69,300  SH          SOLE      NONE      69,300
CEMENTOS PACASMAYO S A A      SPON ADR REP 5    15126Q109    4,815     418,700  SH          SOLE      NONE     418,700
CITIGROUP INC                 COM NEW           172967424   41,145   1,125,730  SH          SOLE      NONE   1,125,730
COMPANHIA DE BEBIDAS DAS AME  SPON ADR PFD      20441W203       41       1,000  SH          SOLE      NONE       1,000
COMPANIA DE MINAS BUENAVENTU  SPONSORED ADR     204448104       12         300  SH          SOLE      NONE         300
COPA HOLDINGS SA              CL A              P31076105   17,995     227,210  SH          SOLE      NONE     227,210
CREDICORP LTD                 COM               G2519Y108    2,722      20,650  SH          SOLE      NONE      20,650
DESARROLLADORA HOMEX S A DE   SPONSORED ADR     25030W100       28       1,500  SH          SOLE      NONE       1,500
ECOPETROL S A                 SPONSORED ADS     279158109       16         270  SH          SOLE      NONE         270
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS    344419106       23         280  SH          SOLE      NONE         280
FORD MTR CO DEL               COM PAR $0.01     345370860    9,830     788,000  SH          SOLE      NONE     788,000
GERDAU S A                    SPONSORED ADR     373737105    8,226     854,200  SH          SOLE      NONE     854,200
GOLDMAN SACHS GROUP INC       COM               38141G104    7,251      58,300  SH          SOLE      NONE      58,300
GRUPO FINANCIERO GALICIA S A  SP ADR 10 SH B    399909100      115      17,870  SH          SOLE      NONE      17,870
GRUPO TELEVISA SA             SPON ADR REP ORD  40049J206       15         700  SH          SOLE      NONE         700
ISHARES INC                   MSCI BRAZIL       464286400   12,590     194,710  SH          SOLE      NONE     194,710
ISHARES INC                   MSCI MEX INVEST   464286822   23,814     380,900  SH          SOLE      NONE     380,900
ISHARES TR                    MSCI EMERG MKT    464287234  611,466  14,240,000      CALL    SOLE      NONE  14,240,000
ISHARES TR                    MSCI EMERG MKT    464287234  274,172   6,385,000      PUT     SOLE      NONE   6,385,000
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD  465562106   15,240     794,189  SH          SOLE      NONE     794,189
IVANHOE MINES LTD             COM               46579N103    4,292     272,660  SH          SOLE      NONE     272,660
KKR & CO L P DEL              COM UNITS         48248M102    1,102      74,300  SH          SOLE      NONE      74,300
MARKET VECTORS ETF TR         RUSSIA ETF        57060U506   14,524     470,400  SH          SOLE      NONE     470,400
MECHEL OAO                    SPONSORED ADR     583840103    4,135     460,500  SH          SOLE      NONE     460,500
MOBILE TELESYSTEMS OJSC       SPONSORED ADR     607409109       13         700  SH          SOLE      NONE         700
MORGAN STANLEY                COM NEW           617446448    6,711     341,700  SH          SOLE      NONE     341,700
NETEASE COM INC               SPONSORED ADR     64110W102       58       1,000  SH          SOLE      NONE       1,000
OCH ZIFF CAP MGMT GROUP       CL A              67551U105      629      67,800  SH          SOLE      NONE      67,800
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR     71654V408    5,699     214,570  SH          SOLE      NONE     214,570
PRICESMART INC                COM               741511109   29,247     401,690  SH          SOLE      NONE     401,690
SOUTHERN COPPER CORP          COM               84265V105    3,894     122,787  SH          SOLE      NONE     122,787
UNITED STATES STL CORP NEW    COM               912909108    3,859     131,400  SH          SOLE      NONE     131,400
VALE S A                      ADR               91912E105    9,087     389,500  SH          SOLE      NONE     389,500
VALE S A                      ADR               91912E105   11,198     480,000      CALL    SOLE      NONE     480,000






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